RELATED PARTY TRANSACTIONS (Details)	1 Months Ended							12 Months Ended
	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Jinan Nuobi
RELATED PARTY TRANSACTIONS
Percentage of equity interest acquired										100.00%
Consideration transferred	¥ 500,000
Purchase of equity interest from a Related Party | Jinan Nuobi
RELATED PARTY TRANSACTIONS
Percentage of equity interest acquired										100.00%
Consideration transferred | $		$ 500,000
ATA Learning Inc | Purchase of video services
RELATED PARTY TRANSACTIONS
Related Party Contract Value To Provide Professional Videography And Production Of Video Services | $				$ 10,000
Purchase										¥ 21,248	¥ 49,579
ATA Learning Inc | Purchase of outsourcing services from an Affiliate Company
RELATED PARTY TRANSACTIONS
Purchase									¥ 259,083
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Purchase of Office Sharing Service
RELATED PARTY TRANSACTIONS
Total amount of the agreement							¥ 1,200,000
Increase In Related Party Contract Value					¥ 22,000
Purchase										¥ 236,960	1,128,016	¥ 275,967
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Purchase of System Development and Data Services
RELATED PARTY TRANSACTIONS
Revised related party contract amount			¥ 6,300,000
Purchase								¥ 600,000	¥ 1,800,000		¥ 3,700,000
Related party contract value to develop sales delivering services and data services						¥ 6,500,000
Number of years charge of data and system maintenance services						1 year